Schedule of Investments (unaudited)
December 31, 2021
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alaska — 1.3%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, 0.11%, 01/07/22(a)	USD	100	$ 100,000
Arizona — 2.0%
City of Avondale, RB, 5.00%, 07/01/22		150	153,463
California — 3.9%
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 06/01/22		200	202,993
City & County of San Francisco, RB, VRDN, 0.10%, 01/07/22(a)		100	100,000
			302,993
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, VRDN, 0.13%, 01/07/22(a)		100	100,000
Connecticut — 1.3%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series C-3, VRDN, 0.09%, 01/07/22(a)		100	100,000
Florida — 6.4%
City of Gainesville Utilities System Revenue, Refunding RB, Series A, VRDN, 0.13%, 01/07/22(a)		100	100,000
County of Escambia, RB, VRDN, 0.10%, 01/03/22(a)		200	200,000
County of St. Lucie, Refunding RB, VRDN, 0.09%, 01/03/22(a)		100	100,000
Orlando Utilities Commission, RB, Series 2, VRDN, 0.09%, 01/07/22(a)		100	100,000
			500,000
Illinois — 6.5%
City of Aurora, Refunding RB, VRDN, 0.12%, 01/07/22(a)		100	100,000
County of Cook, GO, Refunding, Series B, 4.00%, 11/15/22		200	206,528
Illinois Finance Authority, Refunding RB, Sub-Series C3A, VRDN, 0.11%, 01/07/22(a)		200	200,000
			506,528
Indiana — 1.3%
Indiana Housing & Community Development Authority, RB, Series B-3, VRDN, 0.08%, 01/03/22(a)		100	100,000
Iowa — 1.3%
Iowa Finance Authority, RB, VRDN, (GNMA/FNMA/FHLMC), 0.10%, 01/07/22(a)		100	100,000
Kentucky — 1.3%
Louisville & Jefferson County Metropolitan, TECP, 0.13%, 03/01/22		100	99,998
Louisiana — 1.3%
Louisiana Public Facilities Authority, Refunding RB, VRDN, 0.11%, 01/07/22(a)		100	100,000
Massachusetts — 3.0%
City of Quincy, GO, Refunding, BAN, 1.50%, 01/14/22		135	135,053
Massachusetts Water Resources Authority, Refunding RB, Series A-3, VRDN, 0.11%, 01/07/22(a)		100	100,000
			235,053
Minnesota — 2.6%
University of Minnesota, TECP, 0.09%, 01/18/22		200	199,998
Mississippi — 3.8%
Mississippi Business Finance Corp., RB, Series G, VRDN, 0.09%, 01/03/22(a)		300	300,000
Missouri — 1.9%
City of Kansas City, Refunding RB, Series E, VRDN, 0.11%, 01/07/22(a)		150	150,000
Security		Par (000)	Value
Nebraska — 4.2%
Nebraska Investment Finance Authority, RB, Series C, VRDN, (GNMA/FNMA/FHLMC), 0.11%, 01/07/22(a)	USD	125	$ 125,000
Omaha Public Power District
TECP, 0.10%, 02/04/22		100	99,997
TECP, 0.13%, 03/01/22		100	99,995
			324,992
Nevada — 2.6%
County of Clark Department of Aviation
Refunding RB, Series D-2B, VRDN, 0.10%, 01/07/22(a)		100	100,000
Refunding RB, Series D-3, VRDN, 0.10%, 01/07/22(a)		100	100,000
			200,000
New Jersey — 1.3%
County of Middlesex, GO, Refunding, BAN, 2.00%, 06/01/22		100	100,734
New Mexico — 1.3%
New Mexico Hospital Equipment Loan Council, RB, VRDN, 0.08%, 01/03/22(a)		100	100,000
New York — 21.9%
City of New York
GO, Sub-Series G-6, VRDN, 0.08%, 01/03/22(a)		100	100,000
GO, Sub-Series I-3, VRDN, 0.10%, 01/07/22(a)		100	100,000
Metropolitan Transportation Authority, RB, Sub-Series E-1, VRDN, 0.06%, 01/03/22(a)		200	200,000
New York City Housing Development Corp., RB, Series I, VRDN, 0.10%, 01/07/22(a)		200	200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, 0.06%, 01/03/22(a)		300	300,000
New York City Water & Sewer System
RB, VRDN, 0.05%, 01/03/22(a)		100	100,000
Refunding RB, VRDN, 0.08%, 01/03/22(a)		100	100,000
New York State HFA, RB, VRDN, 0.11%, 01/07/22(a)		200	200,000
New York State Power Authority Revenue, TECP, 0.15%, 04/13/22		100	99,883
Port Authority of New York and New Jersey
TECP, 0.14%, 02/23/22		200	199,991
TECP, 0.16%, 04/13/22		100	99,986
			1,699,860
North Dakota — 2.6%
North Dakota HFA, RB, VRDN, 0.10%, 01/07/22(a)		200	200,000
Ohio — 7.0%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, 0.08%, 01/07/22(a)		245	245,000
County of Franklin, RB, Series D, VRDN, 0.10%, 01/07/22(a)		100	100,000
State of Ohio, GO, 5.00%, 03/01/22		200	201,517
			546,517
Pennsylvania — 2.6%
General Authority of Southcentral Pennsylvania, Refunding RB, VRDN, 0.13%, 01/07/22(a)		200	200,000
Texas — 13.9%
City of Austin Water & Wastewater System Revenue, Refunding RB, VRDN, 0.08%, 01/07/22(a)		300	300,000
City of Garland, TECP, 0.10%, 01/19/22		200	199,998
City of Houston Combined Utility System Revenue, Refunding RB, VRDN, 0.08%, 01/07/22(a)		185	185,000
Fort Bend ISD, TECP, 0.12%, 02/23/22		200	199,994
State of Texas
GO, Series A, VRDN, 0.11%, 01/07/22(a)		100	100,000
GO, VRDN, 0.12%, 01/07/22(a)		100	100,000
			1,084,992

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Virginia — 1.3%
Loudoun County EDA, RB, Series F, VRDN, 0.11%, 01/07/22(a)	USD	100	$ 100,000
Washington — 1.3%
County of King, TECP, 0.09%, 01/11/22		100	100,000
Total Investments — 99.2% (Cost: $7,705,534)			7,705,128
Other Assets Less Liabilities — 0.8%			58,298
Net Assets — 100.0%			$ 7,763,426
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 7,705,128	$ —	$ 7,705,128
Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series V Portfolio
Portfolio Abbreviation
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
RB	Revenue Bonds
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note
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